Financial instruments (Tables)	3 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Disclosure of Financial Assets
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
March 31, 2018	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.5	18.7	—	22.2
Not measured at fair value
Trade receivables	—	110.9	—	—	—	110.9
Cash and cash equivalents	393.8	—	—	—	—	393.8
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(1.1)	(85.7)	—	(86.8)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(433.3)	(433.3)
Loans and borrowings	—	—	—	—	(1,493.7)	(1,493.7)
Total	393.8	110.9	2.4	(67.0)	(1,927)	(1,486.9)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €156.4 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2017	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Not measured at fair value
Trade receivables	—	94.7	—	—	—	94.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Loans and borrowings	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)

Disclosure of Financial Liabilities

	Fair value		Carrying value
	March 31, 2018	December 31, 2017	March 31, 2018	December 31, 2017
	€m	€m	€m	€m
Senior loans	—	—	—	—
2020 floating rate senior secured notes	—	—	—	—
Senior EUR/USD loans	1,097.1	1,012.7	1,093.7	1,009.5
2024 fixed rate senior secured notes	406.6	412.2	400.0	400.0
Less deferred borrowing costs	—	—	(11.0)	(11.1)
	1,503.7	1,424.9	1,482.7	1,398.4
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
March 31, 2018	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.5	18.7	—	22.2
Not measured at fair value
Trade receivables	—	110.9	—	—	—	110.9
Cash and cash equivalents	393.8	—	—	—	—	393.8
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(1.1)	(85.7)	—	(86.8)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(433.3)	(433.3)
Loans and borrowings	—	—	—	—	(1,493.7)	(1,493.7)
Total	393.8	110.9	2.4	(67.0)	(1,927)	(1,486.9)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €156.4 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2017	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Not measured at fair value
Trade receivables	—	94.7	—	—	—	94.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Loans and borrowings	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)